Financial Risk Management - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Foreign currency assets in U.S. Dollars	€ 32,213,000	€ 22,237,000
Foreign Currency Denominated Receivables And Trade Payable Minimum Term	30 days
Foreign Currency Denominated Receivables And Trade Payable Maximum Term	45 days
Weakening Market Risk Indicator Percentage	10.00%
Weakening Impact To Profit And Loss Due To Market Risk	€ 3,221,000	2,224,000
Strengthening Market Risk Indicator Percentage	10.00%
Borrowings	€ 44,090,000	€ 17,324,000
Number of large institutions at which substantially all entity's cash and cash equivalents are held	3	3
Financial assets	€ 621,000
Past due or impaired
Disclosure of detailed information about borrowings [line items]
Financial assets	0
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 44,090,000	€ 17,324,000